Financial risk management - Disclosure of effects of hedge accounting on financial position and year-to-date performance for each type of hedge (Details) £ in Millions	12 Months Ended
	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(6,767)	(5,096)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ 756	£ 720
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(25)	(35)
Change in value used for calculating ineffectiveness, Hedged item	106	40
Change in value used for calculating ineffectiveness, Hedging instrument	(94)	(22)
Hedge ineffectiveness	12	18
Foreign currency and interest rate risk | Fair value hedges | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	6,414	4,364
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	118	271
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Non-current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 6,296	£ 4,093
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(14,769)	(9,892)
Balance in cash flow hedge reserve, Continuing hedges	£ 376	£ 154
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	(33)	(18)
Change in value used for calculating ineffectiveness, Hedging instrument	27	3
Hedge ineffectiveness	£ (6)	£ (15)
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(1,907)	(2,039)
Balance in cash flow hedge reserve, Continuing hedges	£ (43)	£ (31)
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	12	28
Change in value used for calculating ineffectiveness, Hedging instrument	(12)	(28)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,641)	(2,999)
Balance in translation reserve, Continuing hedges	£ 55	£ 40
Balance in translation reserve, Discontinued hedges	(2,523)	(2,564)
Change in value used for calculating ineffectiveness, Hedged item	(56)	(62)
Change in value used for calculating ineffectiveness, Hedging instrument	56	62
Hedge ineffectiveness	£ 0	£ 0